Balances with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transactions [Abstract]
Due from affiliated companies	$ 55		$ 75
Interest rate, related party	5.50%	5.50%